DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		$ 111,312	$ 45,490
Red Rock Settlement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Other	37,104
Share Price	$ 3
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 111,312